Other Non-Current Assets and Other Non-Current Financial Assets - Other Non-Current Financial Assets (Details) $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Non-current assets [abstract]
Non-current accounts receivables			$ 4,509	$ 1,686
Derivative financial instruments			10,467	3,880
Others			1,864	1,587
Other investments measured at FVTPL			6,440	7,514
Other non-current financial assets	$ 1,116		23,280	14,667
Disclosure Of Other Assets And Other Financial Assets [line items]
Non-current accounts receivables			4,509	1,686
Other investments measured at FVTPL			6,440	$ 7,514
Health Division
Non-current assets [abstract]
Non-current accounts receivables			506
Disclosure Of Other Assets And Other Financial Assets [line items]
Non-current held-to-maturity investments			690
Non-current accounts receivables			$ 506

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4